Note 18 - Financial Instruments	6 Months Ended
Jun. 30, 2026
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]

18. Financial Instruments:

(a) Interest rate risk: The Company’s interest rates and loan repayment terms are described in Note 7.

(b) Concentration of credit risk: Financial instruments which potentially subject the Company to significant concentrations of credit risk consist principally of cash and cash equivalents, margin deposits, accounts receivable, net (included in current and non-current assets), derivative contracts (foreign currency options, FFAs, FFA put options, bunkers swap agreements and EUA futures), seller’s credit in relation to the sale of four vessels (Note 5) and due from related parties. The Company places its cash and cash equivalents, consisting mostly of deposits, with established financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by the counterparties to its derivative instruments; however, the Company seeks to limit its exposure by diversifying among counterparties with high credit ratings and/or clearing certain of its derivative contracts via established clearing houses. The Company also limits its accounts receivable credit risk by performing ongoing assessment of its customers’ financial condition using publicly available data. The Company receives charter hires in advance and thus, generally, does not require collateral for its accounts receivable. Furthermore, and with respect to the seller’s credit provided, the Company has entered into an intercreditor agreement with the new financiers of the four vessels upon their sale, to protect its rights (Note 3(d)).

(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of cash and cash equivalents, restricted cash, accounts receivable, net, margin deposits, accounts payable and due from/ to related parties, approximate their respective fair values due to the short maturity. The fair value of long-term bank loans with variable interest rates approximates the recorded values, generally due to their variable interest rates. The fair value of the FFAs, FFAs put options, the bunker swap agreements, EUA futures and foreign currency options discussed in Note 16 are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from publicly available market data.

The fair value of the FFAs, FFAs put options, the EUA futures, bunker swap agreements and foreign currency options discussed in Note 16 determined through Level 2 of the fair value hierarchy as of December 31, 2025 and June 30, 2026, amounted to a net liability of $557 and $1,037, respectively.

The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date:

	December 31, 2025	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward Freight Agreements - liability position	$(316)	$-	$(316)	$-
EUA futures - asset position	291	-	291	-
Foreign currency options - asset position	268	-	268	-
Bunker swap agreements - liability position	(800)	-	(800)	-
Total	$(557)	$-	$(557)	$-

	June 30, 2026	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward Freight Agreements – asset position	$228	$-	$228	$-
FFAs put options - asset position	15	-	15	-
EUA futures –asset position	218	-	218	-
Foreign currency options - asset position	22	-	22	-
Bunker swap agreements – liability position	(1,520)	-	(1,520)	-
Total	$(1,037)	$-	$(1,037)	$-

Assets measured at fair value on a non-recurring basis:

In the course of Held for sale classification of the vessels Pythias and Bernis that took place in June 2025, the Company performed fair value measurements of these vessels amounting to $19,453, in the aggregate, determined using Level 2 inputs within the fair value hierarchy.